Segment information	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segment information

32. Segment information

Operating segments are determined based on information reviewed by the board of directors, the Chief Operating Decision Maker (CODM), which is responsible for allocating resources and assessing business performance.

The CODM monitors the operating results of each segment separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on Adjusted Gross Profit, which is defined as ‘Total revenue and financial income’ less ‘transaction expenses’, ‘interest and other financial expenses’ and ‘credit loss allowance expenses’, all of which are consistent with the same lines in the consolidated statements of profit or loss except for amounts that are not allocated to segments and inter-segment amounts.

The Group’s organizational structure has four reportable segments, which reflect its major business lines, as follows:

a)	Consumer Banking: generates revenue from various transaction activities occurring in the digital wallet, such as Pix, peer-to-peer (P2P) transfers, and bill payments, including when customers use credit cards as a funding source for payments or money transfers, either in one or multiple installments. It also encompasses interest income from financial investments backed by customers’ account balances. In addition, the segment includes interest revenues from credit activities managed by PicPay Bank, fee revenues from distributing third-party credit products in the financial marketplace, interchange fees from prepaid and credit card transactions, and commissions from distributing insurance and investment products from third-party partners on the platform.

b)	Small and Medium-Sized Businesses: generates revenues from MDR (merchant-discount rates) charged to merchants accepting PicPay as a payment network. Additionally, it encompasses interchange fees from corporate benefit card transactions, financial income from account balances, and settlement scheduled floating relating to corporate benefits solutions.

c)	Audiences and Ecosystem Integration: This segment provides services to all of the Group’s customers, which include consumers and businesses, with the goal of increasing engagement and monetization of both sides of the ecosystem. This segment generates monetization of the audiences by leveraging PicPay’s customer base of consumers and merchants by offering products and solutions such as PicPay Ads, allowing brands and companies to benefit from PicPay’s audience in app and promote its products and services, as well as many others non-financial products. Ecosystem engagement is achieved, for example, through PicPay Shop, which is a platform that allows online merchants to sell their products and services to consumers.

d)	Institutional: This segment encompasses revenues, costs and expenses from financial investments and funding activities executed at the Corporate level. The Institutional unit has the role of managing funding and liquidity at the Group level as well as the allocation of liquidity and capital to each segment.

The Group does not disclose total assets and liabilities by segment since this information is not presented to its CODM.

As of December 31, 2025

a) Segment information

	Consumer Banking	Small and Medium-Sized Businesses	Audiences and Ecosystem Integration	Institutional	Total reportable segments
Net revenue from transaction activities and other services	1,439,582	338,232	113,390	-	1,891,204
Financial income	8,913,787	77,617	4,846	1,172,749	10,168,999
Total revenue and financial income	10,353,369	415,849	118,236	1,172,749	12,060,203

Transaction expenses	(605,530)	(82,967)	(1,536)	(1,194)	(691,227)
Interest and Other financial expenses	(3,947,955)	(173,642)	(111)	(1,160,067)	(5,281,775)
Credit loss allowance expenses	(2,528,281)	(262)	-	-	(2,528,543)
Adjusted gross profit	3,271,603	158,978	116,589	11,488	3,558,658

b) Revenue and financial income reconciliation

December 31, 2025
Net revenue from transaction activities and other services	1,891,204
Financial income	10,168,999
Total reportable segments	12,060,203
Inter-segment revenues, adjustments or reclassifications (1)	(1,782,379)
Total revenue and financial income	10,277,824

(1)	Represents eliminations of inter-segment revenue from funding transactions between the Consumer banking, Small and Medium-Sized Businesses, Audiences and Ecosystem Integration and Institutional segments for R$ (1,782,379).

c) Reconciliation from segment adjusted gross profit to profit before income taxes

December 31, 2025
Adjusted gross profit - Total reportable segments	3,558,658
Expenses and income that are not part of adjusted gross profit:
Technology expenses	(502,690)
Marketing expenses	(494,885)
Personnel expenses	(1,422,727)
Administrative expenses	(444,686)
Depreciation and amortization	(442,761)
Other expenses	(58,946)
Other income	125,376
Profit before income taxes	317,339

As of December 31, 2024

a) Segment information

	Consumer Banking	Small and Medium-Sized Businesses	Audiences and Ecosystem Integration	Institutional	Total reportable segments
Net revenue from transaction activities and other services	1,275,845	164,433	83,770	-	1,524,048
Financial income	4,386,071	26,061	1,742	114,902	4,528,776
Total revenue and financial income	5,661,916	190,494	85,512	114,902	6,052,824

Transaction expenses	(404,594)	(87,487)	(1,595)	-	(493,676)
Interest and Other financial expenses	(1,810,052)	(7,200)	-	(104,092)	(1,921,344)
Credit loss allowance expenses	(887,022)	(3)	-	-	(887,025)
Adjusted gross profit	2,560,248	95,804	83,917	10,810	2,750,779

b) Revenue and financial income reconciliation

December 31, 2024
Net revenue from transaction activities and other services	1,524,048
Financial income	4,528,776
Total reportable segments	6,052,824
Inter-segment revenues, adjustments or reclassifications (1)	(482,680)
Total revenue and financial income	5,570,144

(1)	Represents eliminations of inter-segment revenue from transactions between the Consumer Banking and Institutional segments for R$ (482,680).

c) Reconciliation from segment adjusted gross profit to profit before income taxes

December 31, 2024
Adjusted gross profit - Total reportable segments	2,750,779
Expenses and income that are not part of adjusted gross profit:
Technology expenses	(508,600)
Marketing expenses	(333,180)
Personnel expenses	(1,090,833)
Administrative expenses	(234,423)
Depreciation and amortization	(292,911)
Other expenses	(33,013)
Other income	88,153
Profit before income taxes	345,972

As of December 31, 2023

a)	Segment information

	Consumer Banking	Small and Medium-Sized Businesses	Audiences and Ecosystem Integration	Institutional	Total reportable segments

Net revenue from transaction activities and other services	815,961	92,023	76,759	-	984,743
Financial income	2,198,022	41,475	10,542	156,738	2,406,777
Total revenue and financial income	3,013,983	133,498	87,301	156,738	3,391,520

Transaction expenses	(277,464)	(69,651)	(25,789)	-	(372,904)
Interest and Other financial expenses	(1,141,934)	-	-	(69,053)	(1,210,987)
Credit loss allowance expenses	(14,290)	-	-	-	(14,290)
Adjusted gross profit	1,580,295	63,847	61,512	87,685	1,793,339
b)	Revenue and financial income reconciliation

December 31, 2023

Net revenue from transaction activities and other services	984,743
Financial income	2,406,777
Total reportable segments	3,391,520
Inter-segment revenues, adjustments or reclassifications (1)	67,126
Total revenue and financial income	3,458,646

(1)	Includes eliminations of inter-segment revenue from transactions between the Consumer Banking and Institutional segments of R$ (8,068) and unallocated revenue of R$ 75,194.

c)	Reconciliation from segment adjusted gross profit to profit before income taxes

December 31, 2023

Adjusted gross profit - Total reportable segments	1,793,339
Expenses and income that are not part of adjusted gross profit:
Technology expenses	(312,098)
Marketing expenses	(312,560)
Personnel expenses	(879,362)
Administrative expenses	(136,659)
Depreciation and amortization	(169,823)
Other expenses	(4,638)
Other income	23,468
Profit before income taxes	1,667